FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
Schedule of fair value assets measured on recurring basis

	Fair Value Measurement at December 31, 2017 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2017
	RMB	RMB	RMB	RMB	US$
Financial products	—	26,891,722,845	—	26,891,722,845	4,133,182,123
Time deposits	—	148,992,785	—	148,992,785	22,899,772
Available-for-sale investments
Listed equity securities	12,435,201,698	—	—	12,435,201,698	1,911,255,506
Unlisted debt securities	—	409,735,616	5,707,503,171	6,117,238,787	940,202,386

Total	12,435,201,698	27,450,451,246	5,707,503,171	45,593,156,115	7,007,539,787

	Fair Value Measurement at December 31, 2016 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2016
	RMB	RMB	RMB	RMB	US$
Financial products	—	8,414,292,445	—	8,414,292,445	1,211,910,189
Time deposits	—	6,758,382,572	—	6,758,382,572	973,409,560
Available-for-sale investments
Listed equity securities	7,661,880,397	—	—	7,661,880,397	1,103,540,314
Unlisted debt securities	—	—	6,805,596,210	6,805,596,210	980,209,738

Total	7,661,880,397	15,172,675,017	6,805,596,210	29,640,151,624	4,269,069,801

Schedule of roll forward of major Level 3 investments

Total
RMB
Fair value of Level 3 investment as at December 31, 2015	5,466,103,304
Transfer in and/or out of Level 3	1,587,400,415
Disposal of investment	(317,261,674)
Effect of exchange rate change	325,391,864
Other than temporary impairment	(36,357,902)
The change in fair value of the investment	(219,679,797)

Fair value of Level 3 investment as at December 31, 2016	6,805,596,210

Transfer in and/or out of Level 3	(1,755,271,349)
New addition	455,441,000
Disposal of investment	(16,916,380)
Effect of exchange rate change	(193,579,698)
Other than temporary impairment	(155,500,570)
The change in fair value of the investment	567,733,958

Fair value of Level 3 investment as at December 31, 2017	5,707,503,171

Schedule of significant unobservable inputs adopted in the valuation

Unobservable Input
Weighted average cost of capital	14.5%~17%
Lack of marketability discount	10%~15%
Risk-free rate	1.8%~3.5%
Expected volatility	32.94%~38%
Probability	Liquidation scenario: 20%~70% Redemption scenario: 20%~30% IPO scenario: 30%~60%
Dividend yield	Nil